Note 3 - Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
3.	Critical accounting judgements and key sources of estimation uncertainty

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of revenues, expenditures, assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, estimates and judgements are evaluated. The Company bases its estimates on the most probable set of economic conditions and planned course of action, historical experience, known trends and events, and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying values of assets and liabilities that are not
readily apparent from other sources. Actual results
may
differ from these estimates under different assumptions or conditions. Uncertainty about these assumptions and estimates could result in outcomes that require material adjustments to the carrying amount of the asset or liability affected in future periods. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which these estimates are revised and in any future periods affected.

Balances and transactions that are subject to a high degree of estimation are the estimation of accrued expenses, the valuation of the embedded derivatives of the preferred shares and the estimation of share-based compensation.

a.	Estimation of accrued expenses

As part of the process of preparing its financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing open contracts and purchase orders, communicating with personnel to identify services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not
yet been invoiced or otherwise notified of the actual cost.

The majority of service providers invoice the Company in arrears for services performed, on a pre-determined schedule or when contractual milestones are met; however, some require advanced payments. The Company estimates its accrued expenses as of each statement of financial position date in its financial statements based on facts and circumstances known at that time. The Company periodically confirms the accuracy of its estimates with service providers and makes adjustments if necessary.

Examples of accrued research and development expenses include fees paid to: i) contract research organizations in connection with performing research and development services on the Company’s behalf; ii) investigative sites or other providers in connection with clinical trials; iii) vendors in connection with non-clinical development activities; iv) vendors related to product manufacturing, development and distribution of clinical supplies; and v) various external consultants.

The Company bases its expenses related to clinical trials on its estimate of the services received and efforts expended pursuant to contracts with multiple contract research organizations that conduct and manage non-clinical studies and clinical trials on the Company’s behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may
result in uneven payment flows. There
may
be instances in which payments to our vendors will exceed the level of services provided and result in a prepayment of the clinical expense. The majority of prepaid expenses relate to these instances. Payments under some of these contracts depend on factors such as the successful enrollment of patients and the completion of clinical trial milestones.

In accruing service fees, the Company estimates the time period over which services will be performed, enrollment of patients, number of sites activated and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of efforts varies from its estimate, the Company adjusts the accrual or prepaid expense accordingly. Although the Company does not
expect its estimates to be materially different from amounts actually incurred, if its estimates of the status and timing of services performed differs from the actual status and timing of services performed, the Company may
report amounts that are too high or too low in any particular period.

b.	Valuation of the embedded derivative of the preferred shares

As part of assessing whether an instrument is a hybrid financial instrument and contains an embedded derivative, significant judgement is required in evaluating whether the host contract is more akin to debt or equity and whether the embedded derivative is clearly and closely related to the underlying host contract. The Company concluded that the host instrument of the preferred shares was a debt host due in part to the holder’s right to redeem the instrument at a point in time in the future based only on passage of time. The Company determined that the conversion option was not
closely related to the debt host, and that the conversion option was required to be separated from the host instrument and accounted for as an embedded derivative due to its down-round protection feature. In applying its judgement, the Company relies primarily on the economic characteristics and risks of the instrument as well as the substance of the contractual arrangement.

The initial fair values of the embedded derivative conversion options and subsequent re-measurements at fair value at each reporting date were determined by using the Monte Carlo simulation model. The Monte Carlo simulation model better reflects non-static inputs, such as the anti-dilution (down-round protection) features of the preferred shares. A Monte Carlo simulation model is a valuation model that relies on random sampling and is often used when modeling systems with a large number of inputs and where there is a significant uncertainty in the future value of inputs and where the movement in inputs can be independent of each other.

Moreover, the use of this valuation model requires highly subjective assumptions. These assumptions are determined as of the measurement date and include the risk-free interest rate, the expected dividend yield, the expected volatility, the timing and amounts of subsequent rounds of financing, the expected timing and probability of exit events, and the underlying value of the Company. Assumptions with regards to volatility, subsequent rounds of financing, time to exit and underlying value of the Company are particularly important and sensitive, requiring significant judgement by management. Accordingly, any changes in the assumptions used in this model could significantly impact the values recognized as embedded derivative conversion options at inception and on subsequent re-measurement at each reporting date.

The risk-free rate is the rate of return on the US Department of Treasury daily treasury yield curve rates over a period equal to the expected timing of an exit event. The expected dividend yield is nil
as the Company does
not
expect to pay dividends in the near future. The expected volatility reflects the assumption that the volatility used in estimating the value of the embedded derivative is indicative of future trends, which may
not
necessarily be the actual outcome. Due to the lack of a public market for the trading of the Company’s shares and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. For these analyses, the Company has selected companies with comparable characteristics to it including risk profiles, orphan drugs within their portfolios, positions within the industry and with historical share price information sufficient to meet the expected timing of an exit event.

The expected timing and amounts of subsequent rounds of financing reflect management’s best estimate of subsequent rounds of financing based on contracted commitments for subsequent rounds of financing; the Company’s financial condition, including cash on hand; and the Company’s historical and forecasted performance and budgeted cash burn.

The expected timing of exit events are based on management’s best estimate of possible exit events and their likelihood, considering the progress of the Company’s research and development programs, including the status of non-clinical studies and clinical trials for the Company’s product candidates; the Company’s stage of development and its commercialization and business strategy; the Company’s financial condition, including cash on hand; the Company’s historical and forecasted performance and operating results; the likelihood of achieving a liquidity event, such as a sale of the Company or an IPO given prevailing market conditions; external market conditions affecting the biopharmaceutical industry; and trends within the biopharmaceutical industry.

In the absence of a public trading market, the underlying value of the Company was performed using methodologies, approaches and assumptions consistent with the
American Institute of Certified Public Accounts Audit and Accounting Practice Aid Series
, with the assistance of a
third
-party specialist, and is subject to estimation based on the valuation techniques selected and an evaluation of the inputs used in creating the valuation. Valuation techniques used include the probability-weighted expected return method and the option-pricing method or a hybrid of both methods. In addition, various objective and subjective factors were also considered, including the prices at which the Company sold preferred shares and the superior rights and preferences of the preferred shares relative to the Company’s common shares; the progress of the Company’s research and development programs; the Company’s stage of development and its commercialization and business strategy; the Company’s financial condition, including cash on hand; the Company’s historical and forecasted performance and operating results; the lack of an active public market for the Company’s common shares and preferred shares; the likelihood of achieving a liquidity event, such as a sale of the Company or an IPO given prevailing market conditions; the analysis of IPOs and the market performance of similar companies in the biopharmaceutical industry; external market conditions affecting the biopharmaceutical industry; and trends within the biopharmaceutical industry.

There are significant judgements and estimates inherent in these valuations. These judgements and estimates include assumptions regarding the Company’s future operating performance, the timing and likelihood of potential liquidity events and the determination of the appropriate valuation methodology at each valuation date. If different assumptions had been made, the Company’s fair value of embedded derivatives and the resulting preferred share liability and accretion expense, as well as the re-measurement of the embedded derivatives could have been materially different.

c.	Estimation of share-based compensation expenses

The Company estimates the fair value of its share-based awards to employees and directors using the Black-Scholes option pricing model that was developed to estimate the fair value of freely tradable, fully transferrable stock options without vesting restrictions. The terms of the share-based awards that have been awarded by the Company differ significantly from actual options that the Black-Scholes model was designed to evaluate.

The Black-Scholes model requires the input of highly subjective assumptions, which affect the calculated values. The most subjective assumptions are the expected volatility of the Company’s stock and the expected life of the award. Other assumptions include the risk-free interest rate and expected dividends. The assumptions used represent the Company’s best estimates at the time of grant.

The expected volatility reflects the assumption that the volatility used in estimated the fair value of share-based compensation is indicative of future trends, which may
not
necessarily be the actual outcome. Due to the limited historical trading of the Company’s common shares and a lack of company implied volatility data, the Company has based its estimate of expected volatility on the weighting of historical volatility of a group of similar companies that are publicly traded and the volatility of its share price for the period for which the Company has been listed. For these analyses, companies selected had comparable characteristics to the Company, including risk profiles, orphan drugs within their portfolios and position within the industry. This process will continue to be applied until a sufficient amount of historical information regarding the volatility of the Company’s own stock price becomes available. Prior to the year ended
December 31, 2018,
the Company only used the historical volatility of a group of similar companies that are publicly traded.

The expected life of the options reflects the assumption that the expected life of the options used in estimating the fair value of share-based compensation is indicative of future exercise patterns that may
occur which
may
not
necessarily be the actual outcome. The Company has limited historical exercise patterns on which to base this estimate.

The risk-free interest rates for periods within the expected life of the option are based on the U.S. Department of Treasury daily treasury yield curve rates in effect at grant date for time periods approximately equal to the expected life of the option.

The expected dividend yield has been estimated at
nil
as the Company has never paid cash dividends and does
not
expect to do so in the foreseeable future.

The Company also has to assess, at each reporting date, whether the achievement of the applicable milestone in performance awards is probable of achievement, which requires management judgement. If it is assessed as probable, compensation expense is recorded to the extent the award has vested and if it is assessed as not
probable,
no
compensation expense is recorded.